Accounts Payable	9 Months Ended
Dec. 31, 2024
Accounts Payable [Abstract]
Accounts Payable
15	Accounts Payable

The components of accounts payable were as follows:

(In USD) As at	December 31, 2024	March 31, 2024

Accounts payable towards related parties	$152,435	$152,435
Accounts Payable towards others*	20,639,479	14,279,152
Total Accounts Payable	$20,791,914	$14,431,587

*	The Company carried out negotiations with its vendors which resulted in a short-term deferral in payments and/or reduction in outstanding liability. The Company has accounted for this transaction as troubled debt restructuring under ASC 470-60 (Refer to Note 4) and includes provision for settlement of litigation (Refer to Note 33).